LEASES - Summary of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of leases [Abstract]
Beginning balance	$ 87,598	$ 61,363
Additions	74,011	49,472
Additions from business combinations		584
Foreign exchange difference	(4,031)	(1,916)
Foreign currency translation	(89)	(301)
Interest expense	5,415	4,944	$ 3,464
Payments	(27,201)	(25,141)
Disposals	(1,218)	(895)
Discounts		(512)
Ending balance	$ 134,485	$ 87,598	$ 61,363